Related-party transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Related-party expense	$ (15,746)	$ (14,076)	$ (7,449)
EDELCOS [member]
IfrsStatementLineItems [Line Items]
Related-party expense	(14,875)	(13,241)	(5,528)
SACME [member]
IfrsStatementLineItems [Line Items]
Related-party expense	(633)	(735)	(1,921)
AndinaPLC [member]
IfrsStatementLineItems [Line Items]
Related-party expense	(229)	(84)
Estudio Cuneo Libarona Abogados [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	(7)	(16)
Grieco Maria Teresa [Member]
IfrsStatementLineItems [Line Items]
Related-party expense	$ (2)